DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Disaggregation of Revenues by Business Segment (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Revenues [Abstract]
Revenues	$ 34,062,670	$ 19,953,266	[1]	$ 14,645,510	[1],[2]
Reportable Segments [Member] | Natural Gas Transportation [Member]
Revenues [Abstract]
Revenues	15,462,061	7,456,052		4,162,220
Reportable Segments [Member] | Natural Gas Transportation [Member] | Firm [Member]
Revenues [Abstract]
Revenues	12,243,699	5,831,927		2,988,232
Reportable Segments [Member] | Natural Gas Transportation [Member] | Access and Charge [Member]
Revenues [Abstract]
Revenues	565,809	433,575		420,897
Reportable Segments [Member] | Natural Gas Transportation [Member] | Interruptible and Others [Member]
Revenues [Abstract]
Revenues	2,652,553	1,190,550		753,091
Reportable Segments [Member] | Production and Commercialization of Liquids [Member]
Revenues [Abstract]
Revenues	16,627,429	11,173,975		9,404,793
Reportable Segments [Member] | Production and Commercialization of Liquids [Member] | Product [Member]
Revenues [Abstract]
Revenues	15,515,393	10,255,416		8,062,864
Reportable Segments [Member] | Production and Commercialization of Liquids [Member] | Services [Member]
Revenues [Abstract]
Revenues	705,309	570,904		1,027,901
Reportable Segments [Member] | Production and Commercialization of Liquids [Member] | Government Grants [Member]
Revenues [Abstract]
Revenues	406,727	347,655		314,028
Reportable Segments [Member] | Other Services [Member]
Revenues [Abstract]
Revenues	1,810,109	1,199,170		956,948
Reportable Segments [Member] | Other Services [Member] | Conditioning and Treatment [Member]
Revenues [Abstract]
Revenues	735,099	546,758		410,644
Reportable Segments [Member] | Other Services [Member] | Operation and Maintenance [Member]
Revenues [Abstract]
Revenues	480,112	414,576		328,975
Reportable Segments [Member] | Other Services [Member] | Steam Sales [Member]
Revenues [Abstract]
Revenues	136,764	96,587		106,212
Reportable Segments [Member] | Other Services [Member] | Construction [Member]
Revenues [Abstract]
Revenues	21,321	138,638		100,543
Reportable Segments [Member] | Other Services [Member] | UT Construction [Member]
Revenues [Abstract]
Revenues	433,200	0		0
Reportable Segments [Member] | Other Services [Member] | Others [Member]
Revenues [Abstract]
Revenues	3,613	2,611		10,574
Reportable Segments [Member] | Telecommunications [Member]
Revenues [Abstract]
Revenues	$ 163,071	$ 124,069		$ 121,549

[1]	The Company has applied IFRS 15 and IFRS 9 for the first time on January 1, 2018. In accordance with the transition methods chosen, the comparative information has not been modified. See Note 4.a)
[2]	The weighted average of the number of shares considers the effect of the weighted average of the changes originated in the transactions with treasury shares made during the year.